SUBSEQUENT EVENT (UNAUDITED)	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENT (UNAUDITED)
SUBSEQUENT EVENT (UNAUDITED)

23.SUBSEQUENT EVENT (UNAUDITED)

Omnibus Incentive Plan

On April 12, 2021, the Company’s stockholders approved the 2021 Omnibus Incentive Plan (the “Omnibus Incentive Plan”), which became effective on April 22, 2021, upon pricing of the IPO. The Omnibus Incentive Plan provides for the issuance of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based and cash-based awards. The maximum aggregate number of shares reserved for issuance under the Omnibus Incentive Plan is 13,170,212 shares. The maximum grant date fair value of cash and equity awards that may be awarded to a non-employee director under the Omnibus Incentive Plan during any one fiscal year, together with any cash fees paid to such non-employee director during such fiscal year, will be $750 thousand. If any award granted under the Omnibus Incentive Plan expires, terminates, or is canceled or forfeited without being settled, vested or exercised, shares of the Company's common stock subject to such award will again be made available for future grants. Any shares that are surrendered or tendered to pay the exercise price of an award or to satisfy withholding taxes owed, or any shares reserved for issuance, but not issued, with respect to settlement of a stock appreciation right, will not again be available for grant under the Omnibus Incentive Plan.